Income taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Reconciliation of income taxes expense	Reconciliation of income taxes expense

	2024	2023	2022

Profit (loss) before income taxes	(810,623)	(390,937)	140,424
Statutory rate (i)	34%	34%	34%

Income taxes at statutory rate	275,612	132,919	(47,744)

Unrecognized deferred income tax asset	(305,270)	(193,898)	(7,055)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	(50)	10,822	7,080
Deferred income taxes over goodwill tax recoverable	(1,514)	(3,897)	—
Tax benefit (ii)	71,130	244,718	15,066
Other	(14,290)	(18,407)	(9)

Income tax expense	25,618	172,256	(32,662)
Income tax and social contribution effective rate	(3.16)%	44%	23%

Current income taxes	14,720	37,499	(111,409)
Deferred income taxes	10,898	134,757	78,747
(i)The effective tax rate reconciliation considers the statutory income taxes rates in Brazil, due to the significance of the Brazilian operation when compared to Colombia. The difference to reconcile the effective rate to the Colombian statutory rate (35%) is included in others.
(ii)This amount reflects the tax benefit from the deduction of the ICMS tax benefits in the calculation of the income tax (See Note 10).

Deferred income taxes balances	Deferred income taxes balances
Deferred income taxes by nature

	2024	2023

Deferred income tax assets
Amortization of fair value adjustment	36,328	66,065
Tax losses	215,336	125,338
Allowance for expected credit losses	38,323	49,026
Adjustment to present value	32,717	61,558
Allowance for inventory losses	4,559	3,841
Financial effect on derivatives	3,849	14,265
Fair value of commodity forward contracts	13,923	67,521
Unrealized exchange gains or losses	5,202	2,917
Unrealized profit in Inventories	22,156	11,121
Amortized right-of-use assets	20,320	24,144
Provision for management bonuses	17,478	22,182
Other provisions	9,434	19,884
	419,625	467,862

Deferred income tax liabilities
Adjustment to present value	(23,571)	(47,336)
Financial effect on derivatives	(6,343)	(15,733)
Fair value of commodity forward contracts	(30,747)	(36,179)
Unrealized exchange gains or losses	(2,742)	(10,535)
Amortized right-of-use assets	(12,257)	(17,871)
Deferred income tax on goodwill	(1,892)	(8,394)
Amortization of fair value adjustment	(1,083)	(10,146)
Other provisions	(12,505)	(4,937)
	(91,140)	(151,131)

Deferred income tax , net	328,485	316,731
Deferred income taxes balances net by entity

	2024	2023

Deferred income tax assets	340,909	329,082
Deferred income tax liabilities	(12,424)	(12,351)

Deferred income tax, net	328,485	316,731

Deferred income tax and social contribution

At June 30, 2022	193,495

Recognized in the statements of profit or loss	128,362
Deferred income tax from acquired companies	(5,126)

At June 30, 2023	316,731

Recognized in the statements of profit or loss	11,754

At June 30, 2024	328,485

Aging analysis of net deferred income tax	The aging analysis of net deferred income tax is as follow:

	2024	2023
Up to 1 year	113,149	185,123
Over 1 year	215,336	131,608

Total	328,485	316,731